Shareholders' Equity (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares held in EBT (in shares)			603,450
Market value of shares held in EBT			$ 75.4
Reduction to retained earnings			(2,751.0)	$ (2,457.0)
Non-cash distribution, disposal of investment			0.0	$ 0.0	$ 980.0
IoTP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash distribution, disposal of investment	$ 12.0		$ 12.0
Treasure Data
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduction to retained earnings						$ 44.2
Arm China
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash distribution, disposal of investment		$ 975.7